Cover	Jun. 02, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 02, 2023
Entity File Number	001-41250
Entity Registrant Name	AURORA TECHNOLOGY ACQUISITION CORP.
Entity Central Index Key	0001883788
Entity Tax Identification Number	98-1624542
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4 Embarcadero Center
Entity Address, Address Line Two	Suite 1449
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(650)
Local Phone Number	550-0458
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one Class A Ordinary Share, par value, $0.0001 per share, one Redeemable Warrant to acquire one-half of one Class A Ordinary Share, and one Right to acquire one-tenth of one Class A Ordinary Share
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share,
Trading Symbol	ATAKU
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	ATAK
Security Exchange Name	NASDAQ
Redeemable Warrants, each two warrants exercisable for one Class A ordinary share at $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each two warrants exercisable for one Class A ordinary share at $11.50 per share
Trading Symbol	ATAKW
Security Exchange Name	NASDAQ
Rights, each 10 rights entitling the holder thereof to one Class A ordinary share
Title of 12(b) Security	Rights, each 10 rights entitling the holder thereof to one Class A ordinary share
Trading Symbol	ATAKR
Security Exchange Name	NASDAQ